Cover	Sep. 05, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Entity File Number	1-2257
Entity Registrant Name	TRANS-LUX CORPORATION
Entity Central Index Key	0000099106
Entity Tax Identification Number	13-1394750
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6110 Aviator Drive
Entity Address, City or Town	Hazelwood
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63042
City Area Code	800
Local Phone Number	243-5544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	115 East 34th Street
Entity Address, Address Line Two	#1900
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10156